Other reserves and retained earnings	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Other reserves and retained earnings

29 Other reserves and retained earnings

	2018	2017	2016
	US$m	US$m	US$m
Capital redemption reserve (a)
At 1 January	38	34	34
Own shares purchased and cancelled	9	4	-
At 31 December	47	38	34
Cash flow hedge reserve
At 1 January	32	32	-
Adjustment for transition to new accounting standards (note 45)	(4)	-	-
Cash flow hedge gains/(losses)	156	62	(88)
Cash flow hedge losses/(gains) transferred to the income statement	40	(62)	116
Tax on the above	(54)	-	4
Transfers and other movements	25	-	-
At 31 December	195	32	32
Available for sale revaluation reserves
At 1 January	20	(126)	(139)
Adjustment for transition to new accounting standards (note 45)	(20)	-	-
Gains on available for sale securities	-	19	13
Losses on available for sale securities transferred to the income statement	-	6	-
Tax on the above	-	(1)	-
Transfers and other movements	-	122	-
At 31 December	-	20	(126)
Fair value through other comprehensive income reserve
At 1 January	-	-	-
Adjustment for transition to new accounting standards (note 45)	8	-	-
Losses on equity investments	(11)	-	-
Transfers to retained earnings	(3)	-	-
At 31 December	(6)	-	-
Cost of hedging reserve
At 1 January	-	-	-
Adjustment for transition to new accounting standards (note 45)	26
Cost of hedging deferred to reserves during the year	(36)
Transfer of cost of hedging to the income statement	(3)	-	-
At 31 December	(13)	-	-

Other reserves (b)
At 1 January	11,714	11,861	11,735
Change in equity interest held by Rio Tinto	-	-	108
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options	(114)	(64)	(43)
Employee share options: value of services	52	31	58
Deferred tax on share options	(2)	10	3
Companies no longer consolidated	-	(124)	-
At 31 December	11,650	11,714	11,861

Foreign currency translation reserve (c)
At 1 January	480	(2,585)	(2,491)
Parent and subsidiaries currency translation and exchange adjustments	(3,658)	2,942	(204)
Equity accounted units currency translation adjustments	(48)	34	11
Currency translation reclassified on disposal	14	78	99
Transfers and other movements	-	11	-
At 31 December	(3,212)	480	(2,585)

Total other reserves per balance sheet	8,661	12,284	9,216

	2018	2017	2016
	US$m	US$m	US$m
Retained earnings (d)
At 1 January	23,761	21,631	19,736
Adjustment for transition to new accounting standards (note 45)	(179)	-	-
Parent and subsidiaries' profit for the year	13,125	8,423	4,298
Equity accounted units' profit after tax for the year	513	339	319
Actuarial gains/(losses) (e)	894	1	(94)
Tax relating to components of other comprehensive income	(269)	(150)	30
Total comprehensive income for the year	14,263	8,613	4,553
Share buy-back programme	(5,423)	(2,312)	-
Dividends paid	(5,356)	(4,250)	(2,725)
Change in equity interest held by Rio Tinto	60	43	40
Companies no longer consolidated	-	130	-
Own shares purchased/treasury shares reissued for share options and other movements	(140)	(18)	(37)
Employee share options and other IFRS 2 charges taken to the income statement	61	57	64
Transfer from FVOCI reserve	3	-	-
Transfers and other movements	(25)	(133)	-
At 31 December	27,025	23,761	21,631

(a)

The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.

(b)

Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.

Other reserves also include the cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share options exercised. The cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.

(c)

Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve, as described in note 1(d). The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.

(d)	Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(e)	There were no actuarial losses relating to equity accounted units in 2018, 2017 or 2016.